ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains (losses) on investments, net of adjustments	$ 7	$ 5	$ 17
Total Accumulated Other Comprehensive Income (Loss)	7	5	17
Net unrealized gains (losses) arising during the year	(1)	(13)	11
(Gains) losses reclassified into net earnings (loss) during the year	3	0	7
Change in net unrealized gains (losses) on investments	2	(13)	18
Adjustments for DAC, VOBA and Other	0	1	(9)
Total other comprehensive income (loss), net of income taxes	2	(12)	9
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Deferred income tax expense (benefit)	1	(6)	(5)
Income tax expense (benefit)	$ 1	$ 0	$ (3)